Financial instruments: (Tables)	12 Months Ended
Dec. 31, 2012
Financial instruments:
Schedule of contractual maturities of financial obligations

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	> 5 years

Accounts payable and accrued liabilities	$48,509	$48,509	$48,509	$—	$—	$—
Unsecured subordinated debentures (1)	36,185	40,929	2,302	38,627	—	—
Long-term payable (2)	9,386	10,021	10,021	—	—	—
Senior financing (3)	18,812	19,240	3,718	8,551	6,971	—
Senior revolving financing (4)	13,185	13,185	13,185	—	—	—
Other bank financing	1,171	1,176	392	300	342	142
Other long-term debt	1,533	1,533	836	661	36	—
Operating lease commitments	—	19,358	4,785	7,964	5,490	1,119
Royalty payments(5)	—	22,906	1,357	21,549	—	—

	$129,605	$176,857	$85,105	$77,652	$12,839	$1,261

(1)         Includes interest at 9%.

(2)         Includes interest at 3.72%.

(3)         Includes interest at 2.0%, the rate in effect at December 31, 2012.

(4)         Includes interest at 2.3%, the rate in effect at December 31, 2012.

(5)         From fiscal 2011 to 2015, inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,357 (CDN$1,350) or 0.33% of the Company’s gross annual revenue from all sources, provided that gross revenue exceeds CDN$13,500 in any aforementioned fiscal year, up to a maximum of $28,333 (CDN$28,189). The Company has assumed the minimum required payments.

Schedule of carrying amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet

U.S. dollars

Cash and cash equivalents	$169,369
Short-term investments	24,442
Accounts receivable	7,864
Accounts payable	3,673

Euros

Cash and cash equivalents	€387
Current portion of long-term debt	7,459